Fair Value Measurement	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
7.	FAIR VALUE MEASUREMENT

Fair value disclosed or measured on a recurring basis

The fair values of the Group’s available-for-sale securities as measured as disclosed are determined based on the discounted cash flow method. The following table summarizes the Group’s financial assets measured or disclosed at fair value on a recurring basis.

		Fair value disclosure or measurement at
		December 31, 2017 using
	Fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$38,692,871	$38,692,871	-	-
Fair value measurement
Short-term investments:
Available-for-sale securities	532,912	-	532,912	-
Total assets measured at fair value	$532,912	-	$532,912	-

		Fair value disclosure or measurement at
		December 31, 2016 using
	Fair value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$66,151,439	$66,151,439	-	-
Short-term investments:
Held-to-maturity securities	14,837,949	-	14,837,949	-
Fair value measurement
Short-term investments:
Available-for-sale securities	1,605,882	-	1,605,882	-
Total assets measured at fair value	1,605,882	-	1,605,882	-

The following table presents changes in level 2 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2016 and 2017, respectively:

	December 31,
	2016	2017

Beginning balance	$-	$1,605,882
Purchases	192,785,066	71,492,241
Redemption	(192,022,189)	(72,572,216)
Realized gain	870,200	(64,596)
Exchange difference	(27,195)	71,601
Ending balance	$1,605,882	$532,912

Fair value disclosed or measured on a non-recurring basis

The Group measured the fair value for the assets acquired, with the assistance of an independent valuation firm, using discounted cash flow techniques, and these assets were valued using Level 3 inputs, because the Group used unobservable inputs to value them, reflecting the Group’s assessment of the assumptions market participants would use in valuing these purchased intangible assets.

The Group measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

	Fair value at December 31, 2016	Total losses in the year ended December 31, 2016	Fair value at December 31, 2017	Total losses in the year ended December 31, 2017
Non-Recurring
Goodwill	108,871	(6,659,691)	108,010	-
Intangible Assets	396,753	(1,111,149)	96,457	(291,817)

As of December 31, 2016 and 2017, certain goodwill (Note 14) and intangible assets (Note 13) were written off from their carrying value to fair value, which was measured using significant unobservable inputs (Level 3), with impairment loss incurred and recorded in the in the consolidated statement of comprehensive income for the year ended December 31, 2016 and 2017.